Newbuildings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying Value Of New Buildings [Roll Forward]
Opening balance	$ 3.5	$ 135.5
Additions	1.9	0.0
Disposals	0.0	(7.6)
Impairment	0.0	(124.4)
Total newbuildings	$ 5.4	$ 3.5